Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Beginning balance	$ 228,283
Evaluation adjustment - The Company	(217,785)	$ (7,113)	$ (46,419)	$ 122,514
Ending balance	48,360	$ 1,579	228,283
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(17,369)		(86,025)	(61,330)
Currency translation differences - The company	16,713		68,656	(24,695)
Ending balance	(656)		(17,369)	(86,025)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	245,652		307,865	194,716
Evaluation adjustment - The Company	(217,785)		(46,419)	122,514
Evaluation adjustment - Associates	12,605		(28,353)	21,094
Evaluation adjustment related tax - The Company	51,638		12,559	(30,459)
Ending balance	92,110		245,652	307,865
Equity directly related to non-current assets held for sale [member]
Disclosure of Other Equity Interest [Line Items]
Currency translation differences - Non-current assets held for sale	(43,094)
Ending balance	(43,094)
Other equity interest [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	228,283		221,840	133,386
Currency translation differences - The company	16,713		68,656	(24,695)
Currency translation differences - Non-current assets held for sale	(43,094)
Evaluation adjustment - The Company	(217,785)		(46,419)	122,514
Evaluation adjustment - Associates	12,605		(28,353)	21,094
Evaluation adjustment related tax - The Company	51,638		12,559	(30,459)
Ending balance	$ 48,360		$ 228,283	$ 221,840